LORD ABBETT MID CAP STOCK FUND INC
LORD ABBETT MID CAP STOCK FUND INC
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 25 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees LORD ABBETT MID CAP STOCK FUND INC	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LORD ABBETT MID CAP STOCK FUND INC	Class A	Class B	Class C	Class F	Class I	Class P		Class R2	Class R3
Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%		0.54%	0.54%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%		0.60%	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%		0.24%	0.24%
Total Annual Fund Operating Expenses	1.13%	1.78%	1.78%	0.88%	0.78%	1.23%	[1]	1.38%	1.28%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example LORD ABBETT MID CAP STOCK FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	1,161	1,871
Class B	681	860	1,164	1,924
Class C	281	560	964	2,095
Class F	90	281	488	1,084
Class I	80	249	433	966
Class P	125	390	676	1,489
Class R2	140	437	755	1,657
Class R3	130	406	702	1,545

If Shares Are Not Redeemed
Expense Example No Redemption LORD ABBETT MID CAP STOCK FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	1,161	1,871
Class B	181	560	964	1,924
Class C	181	560	964	2,095
Class F	90	281	488	1,084
Class I	80	249	433	966
Class P	125	390	676	1,489
Class R2	140	437	755	1,657
Class R3	130	406	702	1,545

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. The Fund may invest in U.S. and foreign (which may include emerging market) companies. Securities of foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily consist of the following types of securities and other financial instruments:

•

Equity securities of mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Currently, the Fund invests in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap®Index.

•

Value companies that portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

Consistent with its investment objective and policies, the Fund selectively may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for “speculative” purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Mid-Sized Company Risk: The Fund invests primarily in equity securities of mid-sized companies, which typically involve greater investment risks than larger companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized company securities tend to be more sensitive to changing economic conditions and tend to be more volatile than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Foreign Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Because the Fund’s limit on foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund considers to represent foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

•

Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*

From October 1, 2005 to April 30, 2008, the annual rate of the Fund’s Class A share distribution fee (a component of the Fund’s total 12b-1 fees) was 0.05% of the Fund’s average daily net assets. If the current distribution fee rate of 0.10% had been in effect during this period, the returns of the Fund’s Class A shares would have been lower.

Best Quarter 3rd Q ‘09 +19.50%	Worst Quarter 3rd Q ‘11 -22.38%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns LORD ABBETT MID CAP STOCK FUND INC	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	7.92%	(0.03%)	6.58%
Class B	8.76%	0.13%	6.65%
Class C	12.79%	0.51%	6.52%
Class F	14.76%	1.41%		0.15%	Sep. 28, 2007
Class I	14.88%	1.50%	7.58%
Class P	14.49%	1.07%	7.12%
Class R2	14.21%			4.05%	Mar. 31, 2008
Class R3	14.33%			4.17%	Mar. 31, 2008
After Taxes on Distributions Class A	7.82%	(0.30%)	5.73%
After Taxes on Distributions and Sale of Fund Shares Class A	5.29%	(0.08%)	5.69%
Russell Midcap® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	10.63%	2.40%	Sep. 28, 2007
Russell Midcap® Value Index 3/31/2008 (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	10.63%	5.99%	Mar. 31, 2008
S&P MidCap 400® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	18.53%	4.34%	10.46%	3.19%	Sep. 28, 2007
S&P MidCap 400® Value Index 3/31/2008 (reflects no deduction for fees, expenses, or taxes)	18.53%	4.34%	10.46%	6.58%	Mar. 31, 2008